The Company (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Schedule of Allocation of Proceeds from Private Placement [Table Text Block]
Security / Account	Allocated Fair Value	Issuance Costs	Reallocation	Final Allocation

Shares of common stock	$9,216,422	$(1,710,813)	$(7,505,609)	$—
Series 1 Convertible Preferred Stock	2,547,030	(472,796)	—	2,074,234
Warrants	3,274,048	(607,750)	(2,666,298)	—
Common stock at par value	—	—	5,894	5,894
Additional paid-in capital	—	—	10,166,013	10,166,013

Total	$15,037,500	$(2,791,359)	$—	$12,246,141